Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–88.83%
Advertising–0.43%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$94,000	$87,105

Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	357,000	340,115

Lamar Media Corp.,
4.00%, 02/15/2030	221,000	197,174

3.63%, 01/15/2031	168,000	143,899

		768,293

Aerospace & Defense–1.65%
Boeing Co. (The), 5.93%, 05/01/2060	383,000	372,216

L3Harris Technologies, Inc.,
5.40%, 07/31/2033	109,000	108,725

5.60%, 07/31/2053	95,000	94,414

Lockheed Martin Corp.,
4.45%, 05/15/2028	100,000	98,798

4.75%, 02/15/2034	180,000	175,566

4.15%, 06/15/2053	84,000	69,752

4.30%, 06/15/2062	101,000	83,352

5.90%, 11/15/2063	133,000	143,369

Northrop Grumman Corp., 4.95%, 03/15/2053	76,000	69,994

RTX Corp.,
5.75%, 01/15/2029	205,000	209,366

6.00%, 03/15/2031	106,000	109,825

5.15%, 02/27/2033	310,000	304,594

6.10%, 03/15/2034	247,000	258,956

6.40%, 03/15/2054	285,000	309,644

Textron, Inc., 6.10%, 11/15/2033	57,000	58,644

TransDigm, Inc.,
6.25%, 03/15/2026(b)	116,000	115,296

7.50%, 03/15/2027	142,000	142,150

6.75%, 08/15/2028(b)	213,000	213,647

7.13%, 12/01/2031(b)	44,000	44,809

		2,983,117

Agricultural & Farm Machinery–0.21%
John Deere Capital Corp., 4.70%, 06/10/2030	385,000	380,638

Agricultural Products & Services–0.06%
Cargill, Inc., 4.75%, 04/24/2033(b)	110,000	106,157

Air Freight & Logistics–0.25%
United Parcel Service, Inc., 5.05%, 03/03/2053	461,000	445,382

Aluminum–0.07%
Novelis Corp., 3.25%, 11/15/2026(b)	138,000	126,728

Apparel, Accessories & Luxury Goods–0.36%
Tapestry, Inc.,
7.35%, 11/27/2028	216,000	217,783

7.70%, 11/27/2030	212,000	215,026

7.85%, 11/27/2033	208,000	211,351

		644,160

	Principal Amount		Value

Application Software–0.33%
Intuit, Inc.,
5.20%, 09/15/2033	$	303,000	$305,530

5.50%, 09/15/2053		194,000	199,210

SS&C Technologies, Inc., 5.50%, 09/30/2027(b)		86,000	83,307

			588,047

Asset Management & Custody Banks–1.56%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028		293,000	299,990

4.50%, 05/13/2032		102,000	97,070

5.15%, 05/15/2033		355,000	347,591

Apollo Management Holdings L.P., 4.95%, 01/14/2050(b)(c)		50,000	45,196

Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(c)		216,000	209,574

5.83%, 10/25/2033(c)		183,000	186,487

Series J, 4.97%, 04/26/2034(c)		185,000	176,358

BlackRock, Inc., 4.75%, 05/25/2033		326,000	317,474

Blackstone Secured Lending Fund, 2.13%, 02/15/2027		330,000	285,697

Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)		40,000	35,565

State Street Corp.,
5.68%, 11/21/2029(c)		451,000	454,885

5.16%, 05/18/2034(c)		26,000	25,080

6.12%, 11/21/2034(c)		332,000	335,871

			2,816,838

Automobile Manufacturers–2.11%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)		109,000	102,884

3.75%, 01/30/2031(b)		299,000	249,919

American Honda Finance Corp., 4.60%, 04/17/2030		115,000	111,246

Ford Motor Co.,
3.25%, 02/12/2032		175,000	139,643

4.75%, 01/15/2043		108,000	83,507

Ford Motor Credit Co. LLC,
6.95%, 06/10/2026		327,000	330,751

7.35%, 11/04/2027		281,000	289,301

6.80%, 11/07/2028		200,000	204,324

5.11%, 05/03/2029		200,000	188,072

7.35%, 03/06/2030		200,000	207,804

7.20%, 06/10/2030		135,000	139,646

7.12%, 11/07/2033		204,000	212,708

Hyundai Capital America,
4.30%, 02/01/2024(b)		913,000	910,128

5.50%, 03/30/2026(b)		150,000	149,122

5.60%, 03/30/2028(b)		256,000	253,629

5.80%, 04/01/2030(b)		44,000	43,829

Volkswagen Group of America Finance LLC (Germany), 4.35%, 06/08/2027(b)		213,000	204,757

			3,821,270

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount	Value

Automotive Parts & Equipment–0.95%
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	$201,000	$195,751

4.90%, 05/01/2033(b)	325,000	311,410

5.40%, 05/01/2053(b)	254,000	245,115

Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	261,000	202,249

NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	98,000	87,955

ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	339,000	344,042

7.13%, 04/14/2030(b)	318,000	326,628

		1,713,150

Automotive Retail–0.81%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	121,000	115,856

Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	294,000	270,666

4.63%, 11/15/2029(b)	71,000	63,999

AutoZone, Inc.,
4.75%, 08/01/2032	141,000	133,570

5.20%, 08/01/2033	182,000	176,031

Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	292,000	263,329

LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	101,000	88,324

8.25%, 08/01/2031(b)	171,000	172,000

Lithia Motors, Inc., 3.88%, 06/01/2029(b)	201,000	177,323

		1,461,098

Biotechnology–1.20%
Amgen, Inc.,
5.25%, 03/02/2030	122,000	122,660

5.25%, 03/02/2033	295,000	292,134

5.60%, 03/02/2043	239,000	234,082

5.65%, 03/02/2053	527,000	520,165

5.75%, 03/02/2063	583,000	571,046

Gilead Sciences, Inc.,
5.25%, 10/15/2033	295,000	296,191

5.55%, 10/15/2053	126,000	127,298

		2,163,576

Broadline Retail–0.00%
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	7,000	6,282

Building Products–0.23%
Carrier Global Corp.,
5.90%, 03/15/2034(b)	81,000	83,393

6.20%, 03/15/2054(b)	85,000	89,924

Lennox International, Inc., 5.50%, 09/15/2028	250,000	251,088

		424,405

	Principal Amount		Value

Cable & Satellite–1.30%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	$	31,000	$29,079

6.38%, 09/01/2029(b)		197,000	190,214

4.75%, 03/01/2030(b)		102,000	89,331

4.50%, 08/15/2030(b)		124,000	106,471

7.38%, 03/01/2031(b)		186,000	186,205

4.50%, 05/01/2032		290,000	239,068

4.25%, 01/15/2034(b)		27,000	21,082

Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034		400,000	409,887

5.38%, 04/01/2038		42,000	36,390

5.75%, 04/01/2048		210,000	177,318

Comcast Corp., 5.50%, 11/15/2032		354,000	362,966

CSC Holdings LLC, 5.38%, 02/01/2028(b)		205,000	174,502

DISH Network Corp., 11.75%, 11/15/2027(b)		134,000	133,175

Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)		200,000	188,337

			2,344,025

Cargo Ground Transportation–0.46%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)		62,000	61,796

4.40%, 07/01/2027(b)		64,000	60,824

5.70%, 02/01/2028(b)		157,000	156,230

5.55%, 05/01/2028(b)		220,000	217,957

6.20%, 06/15/2030(b)		96,000	97,283

Ryder System, Inc., 6.60%, 12/01/2033		228,000	239,727

			833,817

Casinos & Gaming–0.19%
Las Vegas Sands Corp., 3.50%, 08/18/2026		369,000	346,190

Commercial & Residential Mortgage Finance–0.37%
Aviation Capital Group LLC,
3.50%, 11/01/2027(b)		50,000	44,887

6.25%, 04/15/2028(b)		11,000	10,885

6.75%, 10/25/2028(b)		350,000	354,734

Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)		236,000	239,595

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)		24,000	21,711

			671,812

Commodity Chemicals–0.13%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)		251,000	231,800

Computer & Electronics Retail–0.25%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026		290,000	293,232

Leidos, Inc., 5.75%, 03/15/2033		160,000	159,427

			452,659

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value

Construction & Engineering–0.06%
AECOM, 5.13%, 03/15/2027	$	24,000	$23,355

Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)		90,000	87,332

			110,687

Consumer Finance–0.85%
Capital One Financial Corp.,
7.15%, 10/29/2027(c)		208,000	211,674

6.31%, 06/08/2029(c)		258,000	256,650

7.62%, 10/30/2031(c)		242,000	253,082

6.38%, 06/08/2034(c)		232,000	225,970

FirstCash, Inc., 5.63%, 01/01/2030(b)		88,000	82,434

General Motors Financial Co., Inc., 5.40%, 04/06/2026		46,000	45,802

Navient Corp.,
6.13%, 03/25/2024		86,000	86,012

5.00%, 03/15/2027		100,000	93,325

OneMain Finance Corp.,
7.13%, 03/15/2026		153,000	154,404

3.88%, 09/15/2028		48,000	41,258

5.38%, 11/15/2029		90,000	81,082

			1,531,693

Consumer Staples Merchandise Retail–0.30%
Dollar General Corp.,
5.00%, 11/01/2032		80,000	76,128

5.50%, 11/01/2052		167,000	149,685

Target Corp., 4.80%, 01/15/2053		194,000	178,003

Walmart, Inc., 4.50%, 09/09/2052		154,000	140,177

			543,993

Copper–0.12%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028		25,000	23,464

PT Freeport Indonesia (Indonesia), 5.32%, 04/14/2032(b)		200,000	189,371

			212,835

Data Processing & Outsourced Services–0.39%
Concentrix Corp., 6.85%, 08/02/2033		726,000	712,852

Distillers & Vintners–0.09%
Brown-Forman Corp., 4.75%, 04/15/2033		105,000	103,420

Constellation Brands, Inc., 4.90%, 05/01/2033		53,000	51,113

			154,533

Distributors–0.51%
Genuine Parts Co.,
6.50%, 11/01/2028		553,000	573,478

6.88%, 11/01/2033		334,000	354,810

			928,288

Diversified Banks–13.26%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)		1,080,000	1,021,432

	Principal Amount		Value

Diversified Banks–(continued)
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	$	325,000	$335,434

6.75%(b)(c)(d)		765,000	754,466

Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.88%, 11/15/2034(c)		400,000	413,846

9.38%(c)(d)		214,000	218,328

Banco Santander S.A. (Spain),
6.53%, 11/07/2027(c)		200,000	203,562

9.63%(c)(d)		600,000	613,343

9.63%(c)(d)		400,000	418,500

Bank of America Corp.,
5.82%, 09/15/2029(c)		447,000	451,217

5.02%, 07/22/2033(c)		21,000	19,961

5.29%, 04/25/2034(c)		261,000	251,030

5.87%, 09/15/2034(c)		8,000	8,030

7.75%, 05/14/2038		765,000	889,807

2.68%, 06/19/2041(c)		75,000	50,920

Series AA, 6.10%(c)(d)		891,000	882,745

Series DD, 6.30%(c)(d)		256,000	255,217

Bank of China Ltd. (China), 5.00%, 11/13/2024(b)		540,000	535,791

Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)		418,000	421,078

Citigroup, Inc.,
5.50%, 09/13/2025		708,000	705,260

2.57%, 06/03/2031(c)		33,000	27,260

6.17%, 05/25/2034(c)		484,000	480,464

3.88%(c)(d)		78,000	68,069

7.38%(c)(d)		18,000	17,845

7.63%(c)(d)		484,000	482,573

Series V, 4.70%(c)(d)		246,000	224,029

Fifth Third Bancorp,
2.38%, 01/28/2025		90,000	86,522

1.71%, 11/01/2027(c)		102,000	89,885

6.34%, 07/27/2029(c)		92,000	92,931

4.77%, 07/28/2030(c)		243,000	227,331

4.34%, 04/25/2033(c)		137,000	120,257

HSBC Holdings PLC (United Kingdom),
7.40%, 11/13/2034(c)		298,000	310,354

6.00%(c)(d)		845,000	770,340

Intesa Sanpaolo S.p.A. (Italy),
7.20%, 11/28/2033(b)		221,000	223,953

7.80%, 11/28/2053(b)		329,000	333,751

JPMorgan Chase & Co.,
4.32%, 04/26/2028(c)		257,000	248,714

4.85%, 07/25/2028(c)		212,000	208,798

5.30%, 07/24/2029(c)		331,000	330,052

4.59%, 04/26/2033(c)		172,000	160,162

5.72%, 09/14/2033(c)		427,000	425,686

5.35%, 06/01/2034(c)		689,000	673,113

Series W, 6.64% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)		485,000	414,149

Series FF, 5.00%(c)(d)		177,000	174,388

KeyBank N.A.,
5.68% (SOFR + 0.32%), 06/14/2024(e)		340,000	334,963

5.85%, 11/15/2027		262,000	253,512

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Diversified Banks–(continued)
KeyCorp,
3.88%, 05/23/2025(c)	$	143,000	$ 138,424
2.55%, 10/01/2029		91,000	73,239
4.79%, 06/01/2033(c)		103,000	89,260
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.24%, 04/19/2029(c)		204,000	202,891
5.41%, 04/19/2034(c)		205,000	203,171
8.20%(c)(d)		465,000	494,314
National Securities Clearing Corp., 5.10%, 11/21/2027(b)		327,000	328,220
PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029(c)		412,000	409,258
4.63%, 06/06/2033(c)		357,000	318,061
5.07%, 01/24/2034(c)		211,000	197,970
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028(b)(c)		109,000	110,466
7.75%(b)(c)(d)		406,000	403,336
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.81%, 09/14/2033		368,000	374,451
6.18%, 07/13/2043		178,000	186,005
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.65%, 09/14/2026(b)		200,000	201,042
Synovus Bank, 5.63%, 02/15/2028		874,000	800,708
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)		340,000	342,729
U.S. Bancorp,
5.78%, 06/12/2029(c)		321,000	320,984
4.97%, 07/22/2033(c)		163,000	145,928
5.85%, 10/21/2033(c)		293,000	288,476
5.84%, 06/12/2034(c)		287,000	282,743
UBS AG (Switzerland), 5.65%, 09/11/2028		237,000	239,863
Wells Fargo & Co.,
5.57%, 07/25/2029(c)		229,000	228,743
5.39%, 04/24/2034(c)		155,000	149,179
5.56%, 07/25/2034(c)		92,000	89,672
6.49%, 10/23/2034(c)		625,000	653,020
5.38%, 11/02/2043		1,121,000	1,018,180
4.75%, 12/07/2046		216,000	177,431
7.63%(c)(d)		240,000	246,602
Westpac Banking Corp. (Australia), 5.41%, 08/10/2033(c)		24,000	22,563
			23,965,997

Diversified Capital Markets–0.60%
Credit Suisse Group AG (Switzerland),
4.50%(b)(c)(d)(f)		268,000	30,820
5.25%(b)(c)(d)(f)		248,000	28,520
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)		250,000	248,944
4.75%, 05/12/2028(b)(c)		296,000	285,368
6.30%, 09/22/2034(b)(c)		288,000	290,876
4.38%(b)(c)(d)		258,000	193,231
			1,077,759

Diversified Chemicals–0.11%
Braskem Netherlands Finance B.V. (Brazil), 8.50%, 01/12/2031(b)		200,000	195,950

	Principal Amount		Value
Diversified Financial Services–0.64%
Apollo Global Management, Inc., 6.38%, 11/15/2033	$	251,000	$ 258,401
Corebridge Financial, Inc., 6.05%, 09/15/2033(b)		276,000	279,902
Jackson Financial, Inc., 5.67%, 06/08/2032		22,000	21,372
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)		90,000	80,615
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)		345,000	340,158
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)		94,000	86,099
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)		95,000	85,098
			1,151,645

Diversified Metals & Mining–0.89%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028		371,000	372,589
5.25%, 09/08/2030		262,000	264,721
5.25%, 09/08/2033		476,000	476,604
5.50%, 09/08/2053		149,000	151,484
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)		200,000	186,826
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)		5,000	4,754
6.13%, 04/01/2029(b)		86,000	81,141
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035		78,000	77,739
			1,615,858

Diversified REITs–0.41%
CubeSmart L.P., 2.50%, 02/15/2032		20,000	15,697
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)		283,000	280,747
5.25%, 01/30/2026(b)		464,000	452,073
			748,517

Diversified Support Services–0.43%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)		240,000	242,476
Ritchie Bros. Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)		305,000	311,011
7.75%, 03/15/2031(b)		215,000	223,353
			776,840

Drug Retail–1.10%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)		323,000	318,653
4.88%, 04/21/2033(b)		295,000	286,065
CVS Pass-Through Trust,
6.04%, 12/10/2028		477,275	475,643
5.77%, 01/10/2033(b)		941,843	901,921
			1,982,282

Electric Utilities–4.43%
Alabama Power Co., 5.85%, 11/15/2033		77,000	79,576

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Electric Utilities–(continued)
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028	$	130,000	$ 131,220
Series AJ, 4.85%, 10/01/2052		268,000	242,083
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053		130,000	123,310
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034		129,000	130,149
6.15%, 11/15/2052		78,000	82,198
5.90%, 11/15/2053		179,000	182,123
Constellation Energy Generation LLC,
6.13%, 01/15/2034		99,000	101,697
6.50%, 10/01/2053		88,000	92,181
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053		111,000	118,555
Duke Energy Carolinas LLC, 5.35%, 01/15/2053		239,000	226,845
Duke Energy Corp.,
5.00%, 12/08/2027		95,000	94,071
5.00%, 08/15/2052		254,000	221,455
Duke Energy Indiana LLC, 5.40%, 04/01/2053		181,000	171,530
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)		1,655,000	1,448,365
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)		204,000	213,566
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)		212,000	215,913
Evergy Metro, Inc., 4.95%, 04/15/2033		89,000	85,575
Exelon Corp., 5.60%, 03/15/2053		165,000	158,312
Georgia Power Co.,
4.65%, 05/16/2028		131,000	128,734
4.95%, 05/17/2033		141,000	136,541
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)		317,000	290,131
Metropolitan Edison Co., 5.20%, 04/01/2028(b)		45,000	44,469
MidAmerican Energy Co.,
5.35%, 01/15/2034		71,000	71,861
5.85%, 09/15/2054		131,000	134,240
National Rural Utilities Cooperative Finance Corp.,
4.45%, 03/13/2026		81,000	79,781
5.80%, 01/15/2033		171,000	174,447
7.13%, 09/15/2053(c)		245,000	249,113
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027		315,000	308,968
5.00%, 07/15/2032		99,000	95,629
NRG Energy, Inc., 4.45%, 06/15/2029(b)		68,000	61,807
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053		86,000	83,293
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033(b)		177,000	181,790
Public Service Co. of Colorado, 5.25%, 04/01/2053		139,000	128,380
Public Service Co. of New Hampshire, 5.35%, 10/01/2033		91,000	91,596
Public Service Electric and Gas Co., 5.13%, 03/15/2053		86,000	82,171
Sierra Pacific Power Co., 5.90%, 03/15/2054(b)		2,000	1,972

	Principal Amount		Value
Electric Utilities–(continued)
Southern Co. (The),
5.70%, 10/15/2032	$	134,000	$ 136,036
Series B, 4.00%, 01/15/2051(c)		265,000	248,567
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033		111,000	112,404
Southwestern Electric Power Co., 5.30%, 04/01/2033		124,000	119,143
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)		42,000	44,028
Tampa Electric Co., 5.00%, 07/15/2052		103,000	90,819
Virginia Electric & Power Co.,
5.00%, 04/01/2033		133,000	128,517
Series C, 4.63%, 05/15/2052		69,000	57,856
Vistra Operations Co. LLC,
4.38%, 05/01/2029(b)		8,000	7,228
7.75%, 10/15/2031(b)		346,000	354,435
6.95%, 10/15/2033(b)		238,000	243,147
			8,005,827

Electrical Components & Equipment–0.83%
EnerSys, 4.38%, 12/15/2027(b)		140,000	128,241
Regal Rexnord Corp.,
6.05%, 04/15/2028(b)		309,000	304,203
6.30%, 02/15/2030(b)		22,000	21,752
6.40%, 04/15/2033(b)		533,000	525,602
Sensata Technologies B.V.,
5.00%, 10/01/2025(b)		55,000	54,155
5.88%, 09/01/2030(b)		210,000	201,666
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)		265,000	267,054
			1,502,673

Electronic Components–0.46%
Corning, Inc., 5.45%, 11/15/2079		917,000	801,998
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)		39,000	33,012
			835,010

Electronic Manufacturing Services–0.30%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)		517,000	516,354
Jabil, Inc., 3.00%, 01/15/2031		40,000	33,630
			549,984

Environmental & Facilities Services–0.49%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)		131,000	130,081
GFL Environmental, Inc. (Canada), 6.75%, 01/15/2031(b)		87,000	87,870
Republic Services, Inc.,
4.88%, 04/01/2029		38,000	37,874
5.00%, 04/01/2034		90,000	88,273
Veralto Corp.,
5.35%, 09/18/2028(b)		346,000	345,451
5.45%, 09/18/2033(b)		194,000	193,030
			882,579

Financial Exchanges & Data–0.77%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)		24,000	20,321

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.,
4.35%, 06/15/2029	$	157,000	$ 151,440
4.60%, 03/15/2033		150,000	142,832
4.95%, 06/15/2052		203,000	188,190
5.20%, 06/15/2062		273,000	256,588
Moody’s Corp., 5.25%, 07/15/2044		261,000	248,964
Nasdaq, Inc.,
5.35%, 06/28/2028		88,000	88,449
5.55%, 02/15/2034		131,000	130,987
5.95%, 08/15/2053		58,000	58,803
6.10%, 06/28/2063		105,000	107,063
			1,393,637

Gas Utilities–0.28%
Atmos Energy Corp.,
5.90%, 11/15/2033		123,000	127,679
6.20%, 11/15/2053		94,000	101,577
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033		185,000	182,346
Southwest Gas Corp., 5.45%, 03/23/2028		90,000	89,858
			501,460

Gold–0.05%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)		87,000	85,270

Health Care Equipment–0.17%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)		200,000	198,661
Becton, Dickinson and Co., 4.69%, 02/13/2028		112,000	110,462
			309,123

Health Care Facilities–0.71%
Encompass Health Corp., 4.50%, 02/01/2028		85,000	79,534
HCA, Inc.,
5.00%, 03/15/2024		495,000	493,648
5.90%, 06/01/2053		294,000	279,755
Tenet Healthcare Corp., 4.88%, 01/01/2026		175,000	172,092
UPMC,
5.04%, 05/15/2033		199,000	195,309
5.38%, 05/15/2043		67,000	64,138
			1,284,476

Health Care REITs–0.10%
Diversified Healthcare Trust,
4.75%, 05/01/2024		43,000	40,666
4.38%, 03/01/2031		28,000	19,737
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 08/01/2026		51,000	44,430
3.50%, 03/15/2031		72,000	44,461
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033		37,000	28,313
			177,607

Health Care Services–0.92%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)		152,000	127,214

	Principal Amount		Value
Health Care Services–(continued)
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	$	63,000	$ 49,629
4.75%, 02/15/2031(b)		42,000	30,857
CVS Health Corp.,
5.00%, 01/30/2029		282,000	280,535
5.25%, 01/30/2031		50,000	49,785
5.30%, 06/01/2033		215,000	211,652
5.88%, 06/01/2053		102,000	99,959
6.00%, 06/01/2063		90,000	88,461
DaVita, Inc., 3.75%, 02/15/2031(b)		56,000	43,886
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032		46,000	35,764
Series 2042, 2.72%, 01/01/2042		114,000	76,120
2.86%, 01/01/2052		128,000	77,883
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051		272,000	151,667
Quest Diagnostics, Inc., 6.40%, 11/30/2033		156,000	165,246
Select Medical Corp., 6.25%, 08/15/2026(b)		85,000	84,448
Star Parent, Inc., 9.00%, 10/01/2030(b)		85,000	88,384
			1,661,490

Health Care Supplies–0.06%
Medline Borrower L.P., 3.88%, 04/01/2029(b)		122,000	108,374

Home Improvement Retail–1.05%
Home Depot, Inc. (The),
4.90%, 04/15/2029		268,000	268,475
4.95%, 09/15/2052		124,000	117,522
Lowe’s Cos., Inc.,
5.00%, 04/15/2033		292,000	285,778
5.15%, 07/01/2033		169,000	166,264
5.63%, 04/15/2053		335,000	326,197
5.75%, 07/01/2053		67,000	66,112
5.80%, 09/15/2062		277,000	268,319
5.85%, 04/01/2063		413,000	400,535
			1,899,202

Homebuilding–0.17%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043		355,000	310,608

Hotel & Resort REITs–0.17%
Service Properties Trust,
5.50%, 12/15/2027		194,000	172,926
8.63%, 11/15/2031(b)		130,000	133,468
			306,394

Hotels, Resorts & Cruise Lines–0.73%
Carnival Corp.,
6.65%, 01/15/2028		75,000	68,727
4.00%, 08/01/2028(b)		50,000	45,335
Expedia Group, Inc., 4.63%, 08/01/2027		190,000	185,024
Hilton Domestic Operating Co., Inc.,
5.75%, 05/01/2028(b)		53,000	52,263
4.88%, 01/15/2030		179,000	168,603

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	$	31,000	$ 30,170
IRB Holding Corp., 7.00%, 06/15/2025(b)		83,000	82,921
Marriott International, Inc.,
5.55%, 10/15/2028		248,000	249,940
4.90%, 04/15/2029		188,000	184,061
Royal Caribbean Cruises Ltd.,
7.50%, 10/15/2027		150,000	155,078
8.25%, 01/15/2029(b)		100,000	104,665
			1,326,787

Household Products–0.07%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)		160,000	133,549

Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027		15,000	14,685

Independent Power Producers & Energy Traders–0.25%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)		88,000	82,424
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)		376,000	282,297
Vistra Corp., 7.00%(b)(c)(d)		92,000	87,470
			452,191

Industrial Conglomerates–0.29%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)		234,000	214,250
Honeywell International, Inc.,
4.25%, 01/15/2029		177,000	172,656
5.00%, 02/15/2033		142,000	142,585
			529,491

Industrial Machinery & Supplies & Components–0.35%
Enpro, Inc., 5.75%, 10/15/2026		167,000	162,406
Ingersoll Rand, Inc.,
5.40%, 08/14/2028		46,000	46,130
5.70%, 08/14/2033		183,000	185,314
Nordson Corp.,
5.60%, 09/15/2028		72,000	73,608
5.80%, 09/15/2033		133,000	135,488
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033		19,000	18,291
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)		11,000	9,892
			631,129

Industrial REITs–0.82%
LXP Industrial Trust, 6.75%, 11/15/2028		102,000	103,822
Prologis L.P.,
4.88%, 06/15/2028		176,000	174,431
4.63%, 01/15/2033		327,000	311,000
4.75%, 06/15/2033		351,000	335,338
5.13%, 01/15/2034		169,000	165,831
5.25%, 06/15/2053		422,000	398,180
			1,488,602

	Principal Amount		Value
Insurance Brokers–0.61%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	$	88,000	$ 87,559
Arthur J. Gallagher & Co.,
6.50%, 02/15/2034		157,000	165,937
6.75%, 02/15/2054		168,000	182,743
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033		250,000	254,969
6.25%, 11/01/2052		90,000	97,746
5.45%, 03/15/2053		85,000	83,128
5.70%, 09/15/2053		223,000	227,385
			1,099,467

Integrated Oil & Gas–1.29%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033		228,000	221,424
4.89%, 09/11/2033		20,000	19,519
BP Capital Markets PLC (United Kingdom), 4.38%(c)(d)		263,000	254,052
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033		520,000	536,767
Occidental Petroleum Corp.,
6.20%, 03/15/2040		436,000	430,155
4.63%, 06/15/2045		180,000	135,467
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029		419,000	385,566
6.70%, 02/16/2032		263,000	205,499
10.00%, 02/07/2033		160,000	149,515
			2,337,964

Integrated Telecommunication Services–4.54%
Altice France S.A. (France), 5.50%, 10/15/2029(b)		55,000	39,750
AT&T, Inc.,
5.40%, 02/15/2034		259,000	256,126
3.55%, 09/15/2055		3,607,000	2,380,332
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)		470,000	425,763
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)		206,000	178,240
6.25%, 11/29/2028(b)		200,000	159,960
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)		250,000	244,131
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)		220,000	79,457
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)		400,000	397,118
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036		722,000	783,180
Verizon Communications, Inc.,
4.50%, 08/10/2033		3,218,000	3,010,158
3.40%, 03/22/2041		55,000	41,625
3.00%, 11/20/2060		192,000	116,608
3.70%, 03/22/2061		128,000	90,608
			8,203,056

Interactive Media & Services–0.70%
Baidu, Inc. (China),
3.08%, 04/07/2025		210,000	203,226
1.72%, 04/09/2026		210,000	192,929
Match Group Holdings II LLC, 3.63%, 10/01/2031(b)		5,000	4,091

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Interactive Media & Services–(continued)
Meta Platforms, Inc.,
4.45%, 08/15/2052	$	373,000	$ 319,202
4.65%, 08/15/2062		285,000	245,702
5.75%, 05/15/2063		297,000	302,464
			1,267,614

Investment Banking & Brokerage–3.29%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)		250,000	249,225
6.20%, 11/17/2029(c)		295,000	299,558
5.85%, 05/19/2034(c)		251,000	248,133
6.14%, 08/24/2034(c)		488,000	489,554
Series G, 5.38%(c)(d)		134,000	130,145
Series K, 5.00%(c)(d)		158,000	136,664
Goldman Sachs Group, Inc. (The),
6.16% (SOFR + 0.81%), 03/09/2027(e)		519,000	509,556
6.30% (SOFR + 0.92%), 10/21/2027(e)		93,000	91,347
6.52% (SOFR + 1.12%), 02/24/2028(e)		97,000	96,054
6.75%, 10/01/2037		30,000	31,540
4.80%, 07/08/2044		613,000	545,841
Series T, 3.80%(c)(d)		15,000	12,661
Series V, 4.13%(c)(d)		184,000	155,468
Series W, 7.50%(c)(d)		728,000	740,414
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)		200,000	203,915
Jefferies Financial Group, Inc., 4.15%, 01/23/2030		30,000	27,239
Morgan Stanley,
5.12%, 02/01/2029(c)		138,000	135,886
5.16%, 04/20/2029(c)		559,000	549,944
5.45%, 07/20/2029(c)		121,000	120,599
6.41%, 11/01/2029(c)		285,000	295,207
5.25%, 04/21/2034(c)		536,000	513,770
5.42%, 07/21/2034(c)		265,000	257,116
5.95%, 01/19/2038(c)		112,000	108,617
			5,948,453

IT Consulting & Other Services–0.05%
Gartner, Inc.,
4.50%, 07/01/2028(b)		16,000	15,001
3.63%, 06/15/2029(b)		51,000	45,604
3.75%, 10/01/2030(b)		29,000	25,339
			85,944

Leisure Facilities–0.17%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)		83,000	90,333
NCL Corp. Ltd., 5.88%, 02/15/2027(b)		90,000	87,218
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)		92,000	85,164
VOC Escrow Ltd., 5.00%, 02/15/2028(b)		48,000	44,845
			307,560

Life & Health Insurance–2.47%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027		195,000	185,459

	Principal Amount		Value
Life & Health Insurance–(continued)
Athene Holding Ltd., 6.15%, 04/03/2030	$	50,000	$ 50,830
Brighthouse Financial, Inc., 4.70%, 06/22/2047		14,000	10,175
Corebridge Global Funding,
6.66% (SOFR + 1.30%), 09/25/2026(b)(e)		437,000	437,276
5.90%, 09/19/2028(b)		193,000	195,376
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)		1,080,000	999,489
F&G Annuities & Life, Inc., 7.40%, 01/13/2028		296,000	299,757
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)		1,039,000	837,387
MetLife, Inc.,
5.00%, 07/15/2052		97,000	88,767
5.25%, 01/15/2054		426,000	402,574
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)		25,000	18,291
New York Life Global Funding, 4.55%, 01/28/2033(b)		267,000	254,444
Pacific Life Global Funding II,
6.17% (SOFR + 0.80%), 03/30/2025(b)(e)		325,000	325,063
6.03% (SOFR + 0.62%), 06/04/2026(b)(e)		137,000	135,826
Principal Financial Group, Inc., 5.38%, 03/15/2033		178,000	175,013
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)		65,000	54,442
			4,470,169

Managed Health Care–1.18%
Humana, Inc.,
5.75%, 12/01/2028		128,000	130,599
5.95%, 03/15/2034		383,000	394,075
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041		273,000	189,465
3.00%, 06/01/2051		205,000	132,818
UnitedHealth Group, Inc.,
4.25%, 01/15/2029		136,000	132,695
5.30%, 02/15/2030		457,000	466,853
5.35%, 02/15/2033		392,000	400,421
4.50%, 04/15/2033		55,000	52,763
5.05%, 04/15/2053		130,000	123,310
5.20%, 04/15/2063		108,000	103,191
			2,126,190

Marine Transportation–0.10%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)		174,000	173,587

Metal, Glass & Plastic Containers–0.17%
Ball Corp., 6.00%, 06/15/2029		311,000	310,714

Mortgage REITs–0.05%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)		102,000	88,881

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Movies & Entertainment–0.01%
Warnermedia Holdings, Inc., 4.28%, 03/15/2032	$	25,000	$ 22,062

Multi-Family Residential REITs–0.04%
AvalonBay Communities, Inc., 5.00%, 02/15/2033		77,000	75,178

Multi-line Insurance–0.05%
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(b)		86,000	82,447

Multi-Utilities–1.21%
Ameren Illinois Co.,
4.95%, 06/01/2033		144,000	140,140
5.90%, 12/01/2052		88,000	92,129
Black Hills Corp., 6.15%, 05/15/2034		369,000	369,003
Dominion Energy, Inc., 5.38%, 11/15/2032		449,000	443,582
NiSource, Inc., 5.25%, 03/30/2028		53,000	52,970
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028		373,000	380,706
6.13%, 10/15/2033		234,000	242,116
San Diego Gas & Electric Co., 5.35%, 04/01/2053		341,000	322,696
WEC Energy Group, Inc., 4.75%, 01/15/2028		138,000	135,281
			2,178,623

Office REITs–0.57%
Brandywine Operating Partnership L.P., 7.80%, 03/15/2028		347,000	332,647
Highwoods Realty L.P., 7.65%, 02/01/2034		163,000	163,989
Office Properties Income Trust,
4.25%, 05/15/2024		20,000	19,084
4.50%, 02/01/2025		436,000	388,849
2.40%, 02/01/2027		192,000	117,736
			1,022,305

Oil & Gas Drilling–0.32%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)		91,000	85,808
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033		140,000	142,962
Transocean, Inc., 8.75%, 02/15/2030(b)		74,100	75,733
Valaris Ltd., 8.38%, 04/30/2030(b)		278,000	279,914
			584,417

Oil & Gas Equipment & Services–0.16%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)		76,000	71,622
Oceaneering International, Inc., 6.00%, 02/01/2028(b)		93,000	90,245
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)		256,000	127,412
			289,279

Oil & Gas Exploration & Production–1.26%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)		255,000	256,518

	Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Apache Corp., 7.75%, 12/15/2029	$	69,000	$ 72,618
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)		80,000	78,954
Baytex Energy Corp. (Canada), 8.50%, 04/30/2030(b)		149,000	152,487
Civitas Resources, Inc., 8.63%, 11/01/2030(b)		65,000	67,383
ConocoPhillips Co.,
5.55%, 03/15/2054		161,000	160,626
5.70%, 09/15/2063		112,000	112,998
EQT Corp., 5.70%, 04/01/2028		101,000	101,114
Hilcorp Energy I L.P., 8.38%, 11/01/2033(b)		91,000	93,817
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)		76,000	70,951
6.00%, 02/01/2031(b)		30,000	27,807
6.25%, 04/15/2032(b)		26,000	24,030
Murphy Oil Corp.,
6.38%, 07/15/2028		85,000	84,497
5.88%, 12/01/2042		30,000	25,490
SM Energy Co., 6.63%, 01/15/2027		87,000	85,656
Southwestern Energy Co.,
5.38%, 03/15/2030		87,000	82,556
4.75%, 02/01/2032		99,000	88,356
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)		105,000	100,108
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)		237,000	241,905
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)		278,000	224,429
Vital Energy, Inc.,
10.13%, 01/15/2028		104,000	105,981
9.75%, 10/15/2030		20,000	20,059
			2,278,340

Oil & Gas Refining & Marketing–0.17%
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)		85,000	85,080
Phillips 66 Co., 5.30%, 06/30/2033		228,000	225,776
			310,856

Oil & Gas Storage & Transportation–5.05%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032		92,000	103,330
Enbridge, Inc. (Canada),
5.70%, 03/08/2033		252,000	252,141
7.38%, 01/15/2083(c)		294,000	283,085
7.63%, 01/15/2083(c)		219,000	207,559
8.50%, 01/15/2084(c)		202,000	203,147
Series NC5, 8.25%, 01/15/2084(c)		320,000	320,243
Energy Transfer L.P.,
5.88%, 01/15/2024		85,000	84,995
5.55%, 02/15/2028		59,000	59,290
6.40%, 12/01/2030		69,000	71,727
5.75%, 02/15/2033		156,000	155,451
6.55%, 12/01/2033		85,000	88,977
5.00%, 05/15/2050		200,000	168,892

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enterprise Products Operating LLC,
5.35%, 01/31/2033	$	20,000	$ 20,184
4.20%, 01/31/2050		209,000	170,976
Series D, 6.88%, 03/01/2033		67,000	74,950
8.64% (3 mo. Term SOFR + 3.25%), 08/16/2077(e)		190,000	189,373
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027		80,000	80,138
7.75%, 02/01/2028		50,000	49,437
8.25%, 01/15/2029		77,000	76,200
8.88%, 04/15/2030		95,000	96,657
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027		58,000	55,639
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)		200,000	200,608
6.51%, 02/23/2042(b)		200,000	200,443
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)		124,000	122,557
Kinder Morgan, Inc.,
7.80%, 08/01/2031		169,000	187,084
4.80%, 02/01/2033		33,000	30,707
5.20%, 06/01/2033		271,000	259,636
5.45%, 08/01/2052		480,000	429,981
MPLX L.P.,
4.80%, 02/15/2029		203,000	196,638
5.00%, 03/01/2033		153,000	144,464
4.70%, 04/15/2048		232,000	188,799
5.50%, 02/15/2049		333,000	302,547
4.95%, 03/14/2052		326,000	272,401
5.65%, 03/01/2053		50,000	46,531
New Fortress Energy, Inc., 6.75%, 09/15/2025(b)		184,000	178,551
Northern Natural Gas Co., 3.40%, 10/16/2051(b)		58,000	37,754
ONEOK Partners L.P., 6.85%, 10/15/2037		225,000	236,697
ONEOK, Inc.,
5.65%, 11/01/2028		79,000	79,560
5.80%, 11/01/2030		59,000	59,396
6.35%, 01/15/2031		370,000	381,772
6.10%, 11/15/2032		118,000	120,240
6.05%, 09/01/2033		239,000	243,420
6.63%, 09/01/2053		341,000	358,499
Plains All American Pipeline L.P., Series B, 9.75% (3 mo. Term SOFR + 4.37%)(d)(e)		36,000	34,443
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029		40,000	35,704
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037		210,000	213,368
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(h)		85,000	84,549
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028		86,000	84,297
Targa Resources Corp.,
5.20%, 07/01/2027		187,000	185,717
6.25%, 07/01/2052		210,000	204,808

	Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	$	33,000	$ 32,074
5.50%, 03/01/2030		11,000	10,628
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)		228,000	235,392
9.88%, 02/01/2032(b)		234,000	239,959
Western Midstream Operating L.P., 6.15%, 04/01/2033		184,000	185,466
Williams Cos., Inc. (The),
4.55%, 06/24/2024		67,000	66,518
5.30%, 08/15/2028		381,000	380,550
4.65%, 08/15/2032		28,000	26,256
5.65%, 03/15/2033		21,000	21,080
			9,131,485

Other Specialty Retail–0.05%
Tractor Supply Co., 5.25%, 05/15/2033		84,000	82,259

Packaged Foods & Meats–0.96%
Aramark Services, Inc., 5.00%, 04/01/2025(b)		87,000	86,399
Bimbo Bakeries USA, Inc. (Mexico),
6.05%, 01/15/2029(b)		220,000	224,993
6.40%, 01/15/2034(b)		200,000	212,975
J. M. Smucker Co. (The),
5.90%, 11/15/2028		123,000	125,971
6.20%, 11/15/2033		128,000	133,726
6.50%, 11/15/2043		83,000	86,758
McCormick & Co., Inc., 4.95%, 04/15/2033		72,000	69,013
Minerva Luxembourg S.A. (Brazil),
4.38%, 03/18/2031(b)		743,000	588,602
8.88%, 09/13/2033(b)		205,000	207,081
			1,735,518

Paper & Plastic Packaging Products & Materials–0.08%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026		150,000	146,375

Passenger Airlines–1.53%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030		204,750	178,600
Series 2021-1, Class A, 2.88%, 07/11/2034		178,865	145,697
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)		87,500	86,201
5.75%, 04/20/2029(b)		47,000	45,059
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)		132,524	111,240
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)		214,230	209,139
4.75%, 10/20/2028(b)		436,219	419,110

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	$	210,516	$ 196,767
Series 2020-1, Class A, 5.88%, 10/15/2027		317,022	316,082
Series 2018-1, Class AA, 3.50%, 03/01/2030		236,979	212,156
Series 2019-1, Class A, 4.55%, 08/25/2031		198,008	171,634
Series 2019-1, Class AA, 4.15%, 08/25/2031		329,312	296,704
5.80%, 07/15/2037		398,000	383,198
			2,771,587

Personal Care Products–0.49%
Kenvue, Inc.,
5.05%, 03/22/2028		124,000	124,907
5.00%, 03/22/2030		230,000	231,232
4.90%, 03/22/2033		307,000	304,482
5.10%, 03/22/2043		121,000	117,933
5.20%, 03/22/2063		117,000	111,914
			890,468

Pharmaceuticals–1.32%
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(b)		200,000	200,939
6.38%, 11/21/2030(b)		241,000	240,438
6.50%, 11/21/2033(b)		266,000	264,434
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033		184,000	193,724
6.25%, 11/15/2053		119,000	129,722
6.40%, 11/15/2063		166,000	183,190
Merck & Co., Inc.,
5.00%, 05/17/2053		126,000	121,328
5.15%, 05/17/2063		77,000	74,959
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 05/19/2028		313,000	307,409
4.75%, 05/19/2033		266,000	258,876
5.30%, 05/19/2053		418,000	407,863
			2,382,882

Property & Casualty Insurance–0.08%
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028		30,000	29,175
Travelers Cos., Inc. (The), 5.45%, 05/25/2053		114,000	113,904
			143,079

Rail Transportation–0.83%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054		290,000	281,545
Norfolk Southern Corp.,
5.05%, 08/01/2030		68,000	67,643
5.55%, 03/15/2034		147,000	149,294
5.35%, 08/01/2054		190,000	181,687
5.95%, 03/15/2064		186,000	190,227
Union Pacific Corp.,
4.50%, 01/20/2033		332,000	319,864
5.15%, 01/20/2063		336,000	312,788
			1,503,048

	Principal Amount		Value
Real Estate Development–0.56%
Agile Group Holdings Ltd. (China), 5.50%, 04/21/2025(b)	$	204,000	$ 35,896
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)(f)		200,000	16,000
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028		931,000	951,978
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)		200,000	12,630
			1,016,504

Regional Banks–1.55%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030		35,000	29,202
5.64%, 05/21/2037(c)		235,000	200,084
Huntington Bancshares, Inc.,
4.44%, 08/04/2028(c)		127,000	120,780
6.21%, 08/21/2029(c)		532,000	533,160
Morgan Stanley Bank N.A., 5.88%, 10/30/2026		383,000	389,248
Truist Financial Corp.,
6.05%, 06/08/2027(c)		237,000	237,399
7.16%, 10/30/2029(c)		274,000	286,562
4.92%, 07/28/2033(c)		479,000	424,825
6.12%, 10/28/2033(c)		202,000	199,395
5.12%, 01/26/2034(c)		138,000	126,995
5.87%, 06/08/2034(c)		256,000	249,396
			2,797,046

Reinsurance–0.53%
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)		764,000	680,820
3.13%, 06/15/2031(b)		15,000	11,951
4.70%, 10/15/2051(b)(c)		309,000	256,872
			949,643

Research & Consulting Services–0.09%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)		89,000	79,716
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)		87,000	78,668
			158,384

Restaurants–0.74%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)		88,000	81,073
3.50%, 02/15/2029(b)		150,000	133,695
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)		285,000	277,406
McDonald’s Corp.,
5.15%, 09/09/2052		296,000	278,404
5.45%, 08/14/2053		173,000	170,610
Yum! Brands, Inc.,
3.63%, 03/15/2031		212,000	182,224
5.38%, 04/01/2032		233,000	220,659
			1,344,071

Retail REITs–0.42%
Kimco Realty OP LLC, 2.25%, 12/01/2031		13,000	10,089
Kite Realty Group Trust, 4.75%, 09/15/2030		168,000	153,078

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Retail REITs–(continued)
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	$	42,000	$ 39,381
NNN REIT, Inc., 5.60%, 10/15/2033		110,000	107,637
Realty Income Corp.,
4.85%, 03/15/2030		63,000	61,075
5.63%, 10/13/2032		168,000	169,314
Regency Centers L.P., 4.13%, 03/15/2028		190,000	178,545
Spirit Realty L.P., 2.70%, 02/15/2032		55,000	43,928
			763,047

Self-Storage REITs–0.33%
Extra Space Storage L.P.,
5.70%, 04/01/2028		82,000	82,210
2.55%, 06/01/2031		44,000	35,190
Public Storage Operating Co.,
5.13%, 01/15/2029		45,000	45,363
5.10%, 08/01/2033		282,000	277,155
5.35%, 08/01/2053		169,000	162,745
			602,663

Semiconductors–0.55%
Broadcom, Inc.,
4.30%, 11/15/2032		287,000	263,776
3.19%, 11/15/2036(b)		50,000	38,227
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)		440,000	436,424
Marvell Technology, Inc., 2.95%, 04/15/2031		22,000	18,445
Micron Technology, Inc.,
4.98%, 02/06/2026		184,000	182,229
2.70%, 04/15/2032		45,000	36,045
Skyworks Solutions, Inc., 3.00%, 06/01/2031		13,000	10,605
			985,751

Single-Family Residential REITs–0.21%
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028		11,000	9,406
5.45%, 08/15/2030		389,000	375,860
			385,266

Sovereign Debt–1.19%
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)		200,000	184,084
Colombia Government International Bond (Colombia),
8.00%, 04/20/2033		200,000	208,093
7.50%, 02/02/2034		215,000	215,573
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)		255,000	261,078
Mexico Government International Bond (Mexico),
6.35%, 02/09/2035		200,000	202,603
6.34%, 05/04/2053		200,000	191,305
Republic of Uzbekistan International Bond (Uzbekistan), 7.85%, 10/12/2028(b)		225,000	229,235

	Principal Amount		Value
Sovereign Debt–(continued)
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	$	190,000	$ 193,729
7.13%, 01/17/2033(b)		256,000	265,630
Trinidad & Tobago Government International Bond (Trinidad), 5.95%, 01/14/2031(b)		200,000	199,350
			2,150,680

Specialized Consumer Services–0.20%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)		200,000	200,439
Carriage Services, Inc., 4.25%, 05/15/2029(b)		200,000	169,377
			369,816

Specialized Finance–0.01%
Blackstone Private Credit Fund, 2.63%, 12/15/2026		27,000	23,780

Specialty Chemicals–0.70%
Braskem Idesa S.A.P.I. (Mexico), 6.99%, 02/20/2032(b)		310,000	200,527
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026		353,000	321,004
8.75%, 05/03/2029(b)		270,000	269,380
5.50%, 03/18/2031		591,000	482,095
			1,273,006

Steel–0.61%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027		370,000	382,343
Cleveland-Cliffs, Inc., 5.88%, 06/01/2027		325,000	319,332
POSCO (South Korea),
5.63%, 01/17/2026(b)		200,000	200,222
5.75%, 01/17/2028(b)		200,000	201,930
			1,103,827

Systems Software–1.18%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)		141,000	131,130
Camelot Finance S.A., 4.50%, 11/01/2026(b)		253,000	240,110
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029		333,000	292,626
Oracle Corp.,
6.25%, 11/09/2032		677,000	713,221
4.90%, 02/06/2033		271,000	260,816
6.90%, 11/09/2052		332,000	370,584
5.55%, 02/06/2053		140,000	132,110
			2,140,597

Technology Hardware, Storage & Peripherals–0.13%
Apple, Inc., 4.10%, 08/08/2062		286,000	237,609

Telecom Tower REITs–0.20%
Crown Castle, Inc., 2.50%, 07/15/2031		27,000	21,719
SBA Communications Corp., 3.13%, 02/01/2029		397,000	346,061
			367,780

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Tobacco–1.00%
B.A.T Capital Corp. (United Kingdom),
7.08%, 08/02/2043	$	48,000	$ 48,895
7.08%, 08/02/2053		89,000	90,393
Philip Morris International, Inc.,
5.13%, 11/17/2027		216,000	216,310
4.88%, 02/15/2028		556,000	550,241
5.25%, 09/07/2028		295,000	296,517
5.63%, 11/17/2029		22,000	22,361
5.13%, 02/15/2030		366,000	361,317
5.75%, 11/17/2032		141,000	144,314
5.38%, 02/15/2033		36,000	35,476
5.63%, 09/07/2033		50,000	50,274
			1,816,098

Trading Companies & Distributors–1.39%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(c)		1,408,000	1,408,397
Avolon Holdings Funding Ltd. (Ireland),
2.75%, 02/21/2028(b)		52,000	45,181
6.38%, 05/04/2028(b)		294,000	293,400
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)		95,000	94,422
5.50%, 05/01/2028(b)		93,000	87,402
7.88%, 12/01/2030(b)		88,000	89,579
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)		396,000	357,927
3.15%, 06/15/2031(b)		179,000	137,352
			2,513,660

Transaction & Payment Processing Services–0.54%
Fiserv, Inc.,
5.38%, 08/21/2028		350,000	353,251
5.63%, 08/21/2033		269,000	270,559
Mastercard, Inc., 4.85%, 03/09/2033		345,000	343,593
			967,403

Wireless Telecommunication Services–1.74%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)		270,750	268,549
5.15%, 03/20/2028(b)		1,428,300	1,408,442
T-Mobile USA, Inc.,
5.05%, 07/15/2033		230,000	223,090
5.75%, 01/15/2034		298,000	303,601
4.50%, 04/15/2050		197,000	163,947
5.65%, 01/15/2053		295,000	288,360
6.00%, 06/15/2054		94,000	96,144
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063		65,000	61,707
4.13%, 06/04/2081(c)		320,000	258,450
5.13%, 06/04/2081(c)		119,000	81,921
			3,154,211
Total U.S. Dollar Denominated Bonds & Notes (Cost $166,956,559)			160,599,970

	Shares	Value
Preferred Stocks–4.50%
Diversified Banks–2.53%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	739,000	$ 734,376
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	426,000	414,771
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	905,000	873,989
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	353,000	317,071
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,227,056
		4,567,263

Diversified Financial Services–0.26%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	17,750	465,405

Investment Banking & Brokerage–1.69%
Goldman Sachs Group, Inc. (The), 8.50% (3 mo. Term SOFR + 3.14%), Series P, Pfd.(e)	468,000	464,707
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,583,179
Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,012,000
		3,059,886

Life & Health Insurance–0.02%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	50,000	47,198
Total Preferred Stocks (Cost $8,501,293)		8,139,752

	Principal Amount
U.S. Treasury Securities–2.99%
U.S. Treasury Bills–0.31%
4.75% - 5.29%, 04/18/2024(i)(j)	$ 560,000	548,799
U.S. Treasury Bonds–1.63%
4.75%, 11/15/2043	1,004,700	1,012,471
4.13%, 08/15/2053	2,069,800	1,936,233
		2,948,704

U.S. Treasury Notes–1.05%
5.00%, 10/31/2025	232,000	233,069
4.88%, 11/30/2025	92,000	92,294
4.63%, 10/15/2026	28,000	28,106
4.63%, 11/15/2026	453,000	454,982
4.88%, 10/31/2028	298,300	305,664
4.38%, 11/30/2028	141,000	141,540
4.88%, 10/31/2030	220,600	227,270
4.50%, 11/15/2033	415,100	420,289
		1,903,214
Total U.S. Treasury Securities (Cost $5,304,870)		5,400,717

Asset-Backed Securities–1.13%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(g)	44,480	38,159
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	373,378	349,019
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	464,000	468,258
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	307,665	284,242
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	205,450	169,997
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	205,450	157,091

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

	Principal Amount		Value
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	$	631,475	$ 583,237
Total Asset-Backed Securities (Cost $ 2,229,101)			2,050,003

Variable Rate Senior Loan Interests–0.32%(k)(l)
Oil & Gas Storage & Transportation–0.32%
NFE Atlantic Holdings LLC, Term Loan B, -%, 10/30/2028 (Cost $552,920)(m)		601,000	579,965

Non-U.S. Dollar Denominated Bonds & Notes–0.31%(n)
Movies & Entertainment–0.21%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	350,000	382,191

Pharmaceuticals–0.06%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	100,000	111,332

Sovereign Debt–0.04%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(f)	EUR	300,000	70,750
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $594,934)			564,273

Municipal Obligations–0.12%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$	145,000	128,155
Series 2022, RB, 4.35%, 06/01/2041		110,000	94,468
Total Municipal Obligations (Cost $255,000)			222,623

	Shares	Value
Money Market Funds–0.81%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(o)(p)	509,248	$ 509,248
Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(o)(p)	362,316	362,498
Invesco Treasury Portfolio, Institutional Class, 5.28%(o)(p)	581,998	581,998
Total Money Market Funds (Cost $1,453,663)		1,453,744

Options Purchased–0.04%
(Cost $74,238)(q)		73,530
TOTAL INVESTMENTS IN SECURITIES–99.05% (Cost $185,922,578)		179,084,577
OTHER ASSETS LESS LIABILITIES–0.95%		1,714,245
NET ASSETS–100.00%		$180,798,822

Investment Abbreviations:

Conv.	- Convertible
EUR	- Euro
Pfd.	- Preferred
RB	- Revenue Bonds
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $50,077,400, which represented 27.70% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(f)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $146,090, which represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(l)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(m)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$676,151	$14,181,957	$(14,348,860)	$-	$-	$509,248	$23,355
Invesco Liquid Assets Portfolio, Institutional Class	482,846	10,129,969	(10,250,401)	114	(30)	362,498	12,907
Invesco Treasury Portfolio, Institutional Class	772,745	16,207,951	(16,398,698)	-	-	581,998	21,529
Total	$1,931,742	$40,519,877	$(40,997,959)	$114	$(30)	$1,453,744	$57,791

(p)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(q)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
Equity Risk
S&P 500 Index	Call	03/15/2024	6	USD 4,620.00	USD 2,772,000	$73,530

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	90	March-2024	$18,401,485	$72,240	$72,240
U.S. Treasury 10 Year Notes	114	March-2024	12,516,844	63,535	63,535
U.S. Treasury Long Bonds	75	March-2024	8,732,813	42,019	42,019
U.S. Treasury Ultra Bonds	15	March-2024	1,845,000	34,887	34,887
Subtotal–Long Futures Contracts				212,681	212,681

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

Open Futures Contracts–(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	42	March-2024	$(4,487,766)	$(17,475)	$(17,475)
U.S. Treasury 10 Year Ultra Notes	110	March-2024	(12,486,719)	(56,130)	(56,130)
Subtotal–Short Futures Contracts				(73,605)	(73,605)
Total Futures Contracts				$139,076	$139,076

Open Forward Foreign Currency Contracts
						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
02/15/2024	Barclays Bank PLC	EUR	389,000	USD	417,368	$(7,419)
02/15/2024	Goldman Sachs International	GBP	79,000	USD	97,281	(2,507)
Total Forward Foreign Currency Contracts						$(9,926)

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$159,762,583	$837,387	$160,599,970

Preferred Stocks	5,287,640	2,852,112	–	8,139,752

U.S. Treasury Securities	–	5,400,717	–	5,400,717

Asset-Backed Securities	–	2,011,844	38,159	2,050,003

Variable Rate Senior Loan Interests	–	579,965	–	579,965

Non-U.S. Dollar Denominated Bonds & Notes	–	564,273	–	564,273

Municipal Obligations	–	222,623	–	222,623

Money Market Funds	1,453,744	–	–	1,453,744

Options Purchased	73,530	–	–	73,530

Total Investments in Securities	6,814,914	171,394,117	875,546	179,084,577

Other Investments - Assets*

Investments Matured	–	8,500	–	8,500

Futures Contracts	212,681	–	–	212,681

	212,681	8,500	–	221,181

Other Investments - Liabilities*

Futures Contracts	(73,605)	–	–	(73,605)

Forward Foreign Currency Contracts	–	(9,926)	–	(9,926)

	(73,605)	(9,926)	–	(83,531)

Total Other Investments	139,076	(1,426)	–	137,650

Total Investments	$6,953,990	$171,392,691	$875,546	$179,222,227

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.

Invesco Bond Fund